Equity Incentive Plan - Stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024	May 31, 2023
Additional Information
Stock options grant date fair value (in dollar per share)	$ 0.26	$ 0.12
Stock Options
Number of shares
Options outstanding at the beginning of the period	38,324	25,849	25,849	19,823
Granted	925		13,025	14,251
Exercised	(100)		(500)
Forfeited, expired, and cancelled	(905)		(50)	(8,225)
Options outstanding at the end of the period	38,244		38,324	25,849	19,823
Options outstanding and exercisable (in shares)	31,322		28,594
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.46	$ 0.6	$ 0.6	$ 0.99
Granted (in dollars per share)	0.29		0.17	0.21
Exercised (in dollars per share)	0.21		0.21
Forfeited, expired, and cancelled (in dollars per share)	1.14		0.66	0.87
Options outstanding at the end of the period (in dollars per share)	0.44		0.46	$ 0.6	$ 0.99
Options outstanding and exercisable (in dollars per share)	$ 0.44		$ 0.54
Additional Information
Weighted average remaining contractual life in years	6 years 11 months 23 days		7 years 7 months 24 days	7 years 9 months 7 days	7 years 10 months 13 days
Weighted average remaining contractual life in years exercisable	6 years 7 months 28 days		7 years 2 months 23 days
Aggregate intrinsic value in exercised	$ 6		$ 72
Aggregate intrinsic value in outstanding	1,794		4,039
Aggregate intrinsic value in outstanding and exercisable	$ 1,320		$ 2,653
Stock option granted, Shares	900	11,700
Stock Options | Tranche One
Additional Information
Stock option vested, Shares	600	5,700
Award vesting period	4 years	4 years
Stock Options | Tranche Two
Additional Information
Stock option vested, Shares	300	6,000	7,000
Award vesting period	1 year	1 year	4 years
Stock Options | Tranche Three
Additional Information
Stock option vested, Shares			6,000
Award vesting period			1 year